FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1.	Financial risks management
4.1.1.	Overview

As a result of its activities, the Company is exposed to various financial risks, which are managed in accordance with the Financial Risk Management, Counterparty and Issuer Risk, Debt, Derivative and Cash Management Policies (“Financial Policies”), which were approved at the Board of Directors' meeting held on August 13, 2020 and are available on the Company's website.

The main factors considered by Management are:

(i)	liquidity;
(ii)	credit;
(iii)	exchange rate;
(iv)	interest rate;
(v)	fluctuations of commodity prices; and
(vi)	capital.

The Management is focused on generating consistent and sustainable results over time, however, arising from external risk factors, unintended level of volatility can influence the Company’s cash flows and income statement.

The Company has policies and procedures for managing market risk which aims:

(i)	reduce, mitigate or transfer exposure aiming to protect the Company’s cash flows and assets against fluctuations of market prices of raw material and products, exchange rates and interest rates, price and adjustment index ("market risk") or other assets or instruments traded in liquid markets or not to which the value of the assets, liabilities and cash flows are exposed;
(ii)	establish limits and instruments with the purpose of allocating the Company's cash within acceptable credit risk exposure parameters of financial institutions; and
(iii)	optimize the process of hiring financial instruments for protection against exposure to risk, drawing on natural hedges and correlations between the prices of different assets and markets, avoiding any waste of funds used to hiring inefficient transactions. All financial transactions entered into by the Company aim to protect existing exposures, with the assumption of new risks prohibited, except those arising from its operating activities.

Hedging instruments are hired exclusively for hedging purposes and are based on the following terms:

(i)	cash flow protection against currency mismatch;
(ii)	revenue flow protection for debt settlement and interest to fluctuation of interest rate and currencies; and
(iii)	fluctuation in pulp price and other supplies related to production.

Treasury team is responsible for identification, evaluating and seeking protection against possible financial risk. Board of Directors approves the financial policies that establish the principles and guidance for global risk management, the areas involved in these activities, the use of derivative and non-derivative financial instruments and the allocation of cash surplus.

The Company uses the most liquid financial instruments, and:

(i)	does not hired leveraged transactions or with other forms of embedded options that change its purpose of protection (hedge);
(ii)	does not have double indexed debt or other forms of implied options; and
(iii)	does not have any transaction that require margin deposits or other forms of collateral for counterparty credit risk.

The Company does not adopt hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of income, as disclosed in Note 27.

The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedge policy, during the crisis caused by the pandemic of COVID-19 and even though there were impacts on the fair value of its financial instruments due to the effects on all global economies, the impacts were as expected, according to sensitivity analyses disclosed in previous reports, and measures were taken in relation to the risks associated to the financial instruments, in particular to the risks of liquidity, credit and exchange rate variation, as set forth below.

4.1.2.	Rating

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		December 31,	December 31,
	Note	2021	2020
Assets
Amortized cost
Cash and cash equivalents	5	13,590,776	6,835,057
Trade accounts receivable	7	6,531,465	2,915,206
Dividends receivable	11	6,604	7,633
Other assets(1)		886,112	723,622
		21,014,957	10,481,518
Fair value through other comprehensive income
Other investments-Celluforce	14.1	28,358	26,338
		28,358	26,338

Fair value through profit or loss
Derivative financial instruments	4.5.1	1,442,140	1,341,420
Marketable securities	6	7,758,329	2,396,857
		9,200,469	3,738,277
		30,243,784	14,246,133
Liabilities
Amortized cost
Trade accounts payable	17	3,288,897	2,361,098
Loans, financing and debentures	18.1	79,628,629	72,899,882
Lease liabilities	19.2	5,893,194	5,191,760
Liabilities for assets acquisitions and associates	23	405,952	502,228
Dividends payable	11	919,073	6,232
Other liabilities(1)		164,216	152,231
		90,299,961	81,113,431
Fair value through profit or loss
Derivative financial instruments	4.5.1	7,894,528	8,117,400
		7,894,528	8,117,400
		98,194,489	89,230,831
		67,950,705	74,984,698

1)	Does not include items not classified as financial instruments.
4.1.3.	Fair value of loans and financing

The financial instruments are recognized at their contractual amounts. Derivative financial instrument agreements, used exclusively for hedging purposes, are measured at fair value.

In order to determine the market values of financial instruments traded in public and liquid markets, the market closing prices were used at the balance sheet dates. The fair value of interest rate and indexes swaps is calculated as the present value of their future cash flows discounted at the current interest rates available for operations with similar remaining terms and maturities. This calculation is based on the quotations of B3 and ANBIMA for interest rate transactions in Brazilian Reais and the British Bankers Association and Bloomberg

for London Interbank Offered Rate (“LIBOR”) rate transactions. The fair value of forward or forward exchange agreements is determined using the forward exchange rates prevailing at the balance sheet dates, in accordance with B3 prices.

In order to determine the fair value of financial instruments traded in over-the-counter or unliquidated markets, a number of assumptions and methods based on normal market conditions and not for liquidation or forced sale, are used at each balance sheet date, including the use of option pricing models such as Garman-Kohlhagen, and estimates of discounted future cash flows. The fair value of agreements for the fixing of oil bunker prices is obtained based on the Platts index.

The result of the trading of financial instruments is recognized at the closing or hiring dates, where the Company undertakes to buy or sell these instruments. The obligations arising from the hiring of financial instruments are eliminated from our financial statements only when these instruments expire or when the risks, obligations and rights arising there from are transferred.

The estimated fair values of loans and financing are set forth below:

	Yield used to
	discount/	December 31,	December 31,
	methodology	2021	2020
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	51,183,520	43,703,482
Estimated to present value
In foreign currency
Export credits (“Prepayment”)	LIBOR	19,441,297	20,546,778
In local currency
BNDES – TJLP	DI 1	355,494	1,399,177
BNDES – TLP	DI 1	686,247	647,235
BNDES – Fixed	DI 1	44,544	76,732
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	543,269	960,215
BNDES - Currency basket	DI 1	25,001	27,239
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	3,281,250	3,286,792
Debentures	DI 1	5,633,533	5,498,793
NCE (“Export Credit Notes”)	DI 1	1,352,291	1,322,813
NCR (“Rural Credit Notes”)	DI 1	289,344	283,702
Export credits (“Prepayment”)	DI 1	1,321,449	1,490,242
		84,157,239	79,243,200

The book values of loans and financing are disclosed in note 18.

The Management considers that for its other financial liabilities measured at amortized cost, its book values approximate to their fair values and therefore the information on their fair values is not being presented.

4.2.	Liquidity risk management

The Company’s purpose is maintaining a strong cash and marketable securities position to meet its financial and operating obligations. The amount held as cash is used for payments expected in the normal course of its operations, while the cash surplus amount is invested in highly liquid financial investments according to Cash Management Policy.

The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequency. In the year ended December 31, 2021, the impacts in cash and marketable securities were as expected and the cash generated in the operation was used for the most part to debt redemption, including payments made in advance to strengthen the Company's liquidity.

The Company, through its subsidiary Suzano Pulp and Paper Europe SA, in order to improve the management of financial liquidity, has contracted, since February 2019, a Revolving Credit Facility, in the amount equivalent to US$500,000, maturing in February 2024 , with a union composed of 5 banks. The transaction was structured so that the Company and its subsidiary can use the credit facility at any time, throughout the contracted period, which will expire on February 20, 2024. On December 31, 2021, the facility was available, but not used.

On December 1, 2021, the Company signed with the Brazilian National Bank for Economic and Social Development (“BNDES”) a Credit Limit Opening Agreement (“CALC”), a Revolving Credit Limit, in the amount of up to R$3,000,000, to be disbursed in the coming years in forest, social and industrial investments. As of December 31, 2021, the line was available but not used.

All derivatives financial instruments were in the over-the-counter derivatives and do not require deposit of guarantee margins.

The remaining contractual maturities of financial liabilities are disclosed at the date of this financial information reporting date. The amounts as set forth below, consist in the undiscounted cash flows and include interest payments and exchange rate variation, and therefore may not be reconciled with the amounts disclosed in the balance sheet.

	December 31,
	2021
	Book	Future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	3,288,897	3,288,897	3,288,897
Loans, financing and debentures	79,628,629	111,723,608	6,357,717	5,761,795	36,672,089	62,932,007
Lease liabilities	5,893,194	10,676,580	937,964	1,780,115	1,632,555	6,325,946
Liabilities for asset acquisitions and associates	405,952	467,499	111,438	131,371	144,171	80,519
Derivative financial instruments	7,894,528	11,774,569	1,688,266	1,391,727	8,694,576
Dividends payable	1,109,631	1,109,631	1,109,631
Other liabilities	164,216	164,216	92,123	72,093
	98,385,047	139,205,000	13,586,036	9,137,101	47,143,391	69,338,472

	December 31,
	2020
	Book	Future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,361,098	2,361,098	2,361,098
Loans, financing and debentures	72,899,882	101,540,320	4,034,595	6,619,518	36,751,023	54,135,184
Lease liabilities	5,191,760	9,552,075	620,177	806,560	2,198,419	5,926,919
Liabilities for asset acquisitions and associates	502,228	573,920	116,376	112,155	253,419	91,970
Derivative financial instruments	8,117,400	10,868,858	1,999,811	1,296,199	4,133,320	3,439,528
Dividends payable	6,232	6,232	6,232
Other liabilities	152,231	152,231	94,722	57,509
	89,230,831	125,054,734	9,233,011	8,891,941	43,336,181	63,593,601

4.3.	Credit risk management

It is related to the possibility of non-compliance with the counterparty commitment in an operation. Credit risk is managed on a group and arises from cash equivalents, marketable securities, derivative financial instruments, bank deposits, Bank Deposit Certificates ("CDB"), fixed income box, repurchase agreements, letters of credit, insurance, receivable terms of customers, advances to suppliers for new projects, among others.

4.3.1.	Trade accounts receivable and advances to supplier

The Company has commercial and credit policies aimed at mitigating any risks arising from its customers' default, mainly through hiring of credit insurance policies, bank guarantees provided by first-tier banks and collaterals according to liquidity. Moreover, portfolio customers are subject to internal credit analysis aimed at assessing the risk regarding payment performance, both for exports and for domestic sales.

For customer credit assessment, the Company applies a matrix based on the analysis of qualitative and quantitative aspects to determine individual credit limits to each customer according to the identified risk.  Each analyze is submitted for approval according to established hierarchy and, if applicable, to approval from the Management’s meeting and the Credit Committee.

The risk classification of trade accounts receivable is set forth below:

	December 31,	December 31,
	2021	2020
Low (1)	6,491,726	2,813,038
Average (2)	19,147	54,115
High (3)	55,355	89,942
	6,566,228	2,957,095
1)	Current and overdue to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days.

Part of the amounts above does not consider the expected credit losses calculated based on the provision matrix of R$34,763 and R$41,889 as of December 31, 2021 and 2020, respectively.

4.3.2.	Banks and financial institutions

The Company, in order to mitigate credit risk, maintains its financial operations diversified among banks, with a main focus on first-tier financial institutions classified as high-grade by the main risk rating agencies.

The book value of financial assets representing the exposure to credit risk is set forth below:

	December 31,	December 31,
	2021	2020
Cash and cash equivalents	13,590,776	6,835,057
Marketable securities	7,758,329	2,396,857
Derivative financial instruments(1)	1,413,975	986,526
	22,763,080	10,218,440

1)	Does not include the derivative embedded in a forest partnership agreement and the supply of standing wood, which is not transacted with a financial institution.

The counterparties, substantially financial institutions, in which transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the rating agencies. The risk rating is set forth below:

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Risk rating (1)
AAA				17,412
AA-			57,193	417,510
A+			8,318	1,617
A			601,475	73,135
A-			10,677	130,546
brAAA	21,149,838	7,704,501	576,195	305,311
brAA+	2,282	163,955	41,321	32
brAA	132,698	836,546	118,796	40,963
brAA-		278,712
brA+	313
brA		240,382
brBB+	2
brBB-	22,824
Others	41,148	7,818
	21,349,105	9,231,914	1,413,975	986,526
1)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

4.4.	Market risk management

The Company is exposed to several market risks, mainly, related to fluctuations in exchange rate variation, interest rates, inflation rates and commodity prices that may affect its results and financial situation.

To mitigate the impacts, the Company has processes to monitor exposures and policies that support the implementation of risk management.

The policies establish the limits and the instruments to be implemented for the purpose of:

(i)	protecting cash flow due to currency mismatch;
(ii)	mitigating exposure to interest rates;
(iii)	reducing the impacts of fluctuation in commodity’s prices; and
(iv)	change of debt indexes.

The market risk management comprises the identification, the assessment and the implementation of the strategy, with the effective hiring of adequate financial instruments.

4.4.1.	Exchange rate risk management

The fundraising financing and the currency hedge policy of the Company are guided considering substantial part of net revenue arises from exports with prices negotiated in U.S.Dollar, while substantial part of the production costs is attached to the Brazilian Real. This structure allows the Company to enter into export financing in U.S.Dollar and to reconcile financing payments with the cash flows of receivables from sales in foreign market, using the international bond market as an important portion of its capital structure, and providing a natural cash hedge for these commitments.

Moreover, the Company enter into U.S.Dollar selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over an 18-months‘ time horizon and therefore, are matched to the availability of currency for sale in the short term. The Company's Board of Directors approved on October the contracting of extraordinary hedge, in addition to the policy mentioned above, for investments in the Cerrado Project with a term of up to 36 months as of November 2021, in the amount of up to US$1,000,000.

The assets and liabilities that are exposed to foreign currency, substantially in U.S. Dollars, are set forth below:

	December 31,	December 31,
	2021	2020
Assets
Cash and cash equivalents	13,411,978	6,370,201
Marketable securities	2,394,667
Trade accounts receivables	5,043,453	1,938,614
Derivative financial instruments	1,028,450	621,385
	21,878,548	8,930,200

Liabilities
Trade accounts payables	(605,557)	(492,617)
Loans and financing	(65,972,300)	(58,145,087)
Liabilities for asset acquisitions and associates	(273,179)	(313,022)
Derivative financial instruments	(7,362,631)	(6,994,363)
	(74,213,667)	(65,945,089)
	(52,335,119)	(57,014,889)

4.4.1.1.	Sensitivity analysis – foreign exchange rate exposure – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to jointly evaluate assets and liabilities positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the translation into Brazilian Reais on the base date of the balance sheet (R$ to U.S.$ = R$5.5805).

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50%, before taxes.

The following table set forth the potential impacts in absolute amounts:

	December 31,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	13,411,978	3,352,995	6,705,989
Marketable securities	2,394,667	598,667	1,197,333
Trade accounts receivable	5,043,453	1,260,863	2,521,727
Trade accounts payable	(605,557)	(151,389)	(302,779)
Loans and financing	(65,972,300)	(16,493,075)	(32,986,150)
Liabilities for asset acquisitions and associates	(273,179)	(68,295)	(136,590)

4.4.1.2.	Sensitivity analysis – foreign exchange rate exposure – financial instruments derivatives

The Company hires sales operations of U.S. Dollar in the futures markets, including strategies with options, in order to ensure attractive levels of operating margins for a portion of revenue. These operations are limited to a percentage of the net foreign exchange surplus over the 18-month horizon  or to investments in the Cerrado Project according to the extraordinary hedge described above and, therefore, are attached to the availability of ready-to-sell foreign exchange in the short term.

Due to pandemic of COVID-19 and the effects on all global economies over the past few quarters, financial markets have experienced volatility throughout the period with a strong sense of aversion to risk, with a consequent substantial devaluation of the Real against the U.S. Dollars.

For the calculation of mark-to-market (“MtM”), the PTAX of the penultimate business day of the quarter was used, in December 2020 it was R$5.1967 and in December 2021 it was R$5.5805, with an increase of 7.39%. These market movements caused a positive impact on the mark-to-market hedge position entered by the Company.

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50%, before taxes, from the base scenario of December 31, 2021.

It is important to mention that the impact caused by fluctuations in the exchange rate, whether positive or negative, will also affect the hedged asset. Therefore, even though there was a negative impact on the fair value of derivative transactions in the year, this impact was partially offset by the positive effect on the Company's cash flow and, if the exchange rate remains stable, it will be offset by the appreciation of the hedge object in the coming years. In addition, considering that hedge contracts are limited by the policy in a maximum of 75% of the total exposure in U.S. Dollars, the exchange rate devaluation will always benefit, in a net way, the Company's cash generation in the long run.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	5.5805	6.9756	8.3708	4.1854	2.7903
Financial instruments derivatives
Derivative Non-Deliverable Forward (‘NDF’)	(6,692)	(41,779)	(83,558)	41,779	83,558
Derivative options	(187,811)	(4,343,120)	(10,141,893)	4,611,279	10,611,424
Derivative swaps	(6,357,678)	(4,361,283)	(8,722,564)	4,361,279	8,722,560

4.4.2.	Interest rate risk management

Fluctuations in interest rates may imply effects of increased or reduced costs on new loans and operations already hired.

The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow.

Considering the extinction of LIBOR over the next few years, the Company is evaluating its contracts with clauses that envisage the discontinuation of the interest rate. Most debt contracts linked to LIBOR have some clause to replace this rate with a reference index or equivalent interest rate and, for contracts that do not have a specific clause, a renegotiation will be carried out between the parties. Derivative contracts linked to LIBOR provide for a negotiation between the parties for the definition of a new rate or an equivalent rate will be provided by the calculation agent.

It is worth mentioning that the clauses related to replacement of the indexes in the Company's debt contracts indexed to LIBOR, establish that any replacement of the indexation rate in the contracts can only be evaluated in two circumstances (i) after the communication from an official government entity with formalization of the replacement/extinguishment of the effective rate of the contract, and this communication must define the exact date on which LIBOR will be extinguished and / or (ii) syndicated operations begin to be executed at a rate indexed to the Secured Overnight Financing Rate (“SOFR”). Considering that on March 5, 2021, the Financial Conduct Authority (“FCA”) announced the date of extinction of LIBOR 3M for June 30, 2023, the Company can, from this announcement, began negotiations terms of exchange of indexes for its debt contracts and related derivatives.

The Company mapped all contracts subject to LIBOR reform that have yet to transition to an alternative benchmark rate on December 31, 2021 the Company has R$18,735,587 related to loan and financing contracts and R$1,156,180 related to derivative contracts and, initiated contact with the respective counterparties of each contract, to ensure that the terms and good market practices are adopted at the time of the transition of the index until June 2023, and these terms are still under negotiation between the parties.

The Company understands that it will not be necessary to change the risk management strategy due to the change in the indexes of the financial contracts linked to LIBOR.

The Company believes it is reasonable to assume that the negotiation of the indexes in its contracts, will move towards to the replacement of LIBOR by SOFR, because the available information, so far, indicates that SOFR will be the new interest rate adopted by the capital market. Based on the information available, the Company does not expect to have significant impact on its debts and derivatives linked to LIBOR.

4.4.2.1.	Sensitivity analysis – exposure to interest rates – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to evaluate the sensitivity that variations in operations impacted by the rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody ("SELIC") and the London Interbank Offered Rate (“LIBOR”) which may impact the results. The probable scenario represents the amounts already booked, as they reflect the best estimate of the Management.

This analysis assumes that all other variables, particularly exchange rates, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts in absolute amounts:

	December 31,
	2021
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	14,506	332	664
Marketable securities	5,361,618	122,647	245,294
Loans and financing	(9,415,969)	215,390	430,781

TJLP
Loans and financing	(382,157)	5,083	10,165

LIBOR
Loans and financing	(18,062,236)	9,443	18,887

4.4.2.2.	Sensitivity analysis – exposure to interest rates – financial instruments derivatives

This analysis assumes that all other variables remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2021
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative Non-Deliverable Forward (‘NDF’)	(6,692)	(477)	(942)	489	991
Derivative options	(187,811)	(285,226)	(558,292)	308,973	651,016
Derivative swaps	(6,357,678)	(28,950)	(56,557)	30,306	61,974
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(6,357,678)	117,420	234,792	(117,473)	(234,996)

4.4.2.3.	Sensitivity analysis for changes in the consumer price index of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (US-CPI) was considered on December 31, 2021. The probable scenario was extrapolated considering an appreciation/depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively, in absolute amounts.

The following table set forth the potential impacts in absolute amounts:

	December 31,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
	2.84%	3.55%	4.25%
Embedded derivative in forestry partnership and standing wood supply agreements	28,165	203,262	418,180

4.4.3.	Commodity price risk management

The Company is exposed to commodity prices that reflect mainly on the pulp sale price in the foreign market. The dynamics of opening and closing production capacities in the global market and the macroeconomic conditions may have an impact on the Company´s operating results.

Through a specialized team, the Company monitors the hardwood pulp price and analyses future trends, adjusting the forecast that aims to assisting preventive measures to properly conduct the different scenarios. There is no liquid financial market to sufficiently mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection operations available on the market have low liquidity and low volume and large distortion in price formation.

The Company is also exposed to international oil prices, which is reflected on logistical costs for selling to the export market and indirectly in the costs of other supplies and logistics and service contracts. In this case, the Company evaluates the contracting of derivative financial instruments to mitigate the risk of price variation in its result.

On December 31, 2021, the Company did not hire position to hedge its logistics costs (US$37,757 as of December 31, 2020).

4.5.	Derivative financial instruments

The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.

Fair value does not represent an obligation for immediate disbursement or cash receipt, given that such effect will only occur on the dates of contractual fulfillment or on the maturity of each transaction, when the result will be determined, depending on the case and market conditions on the agreed dates.

A summary of the methodologies used for purposes of determining fair value by type of instrument is presented below:

(i)	Swap: the future value of the asset and liability are estimated by the cash flows projected by the market interest rate of the currency in which the tip of the swap is denominated. The present value of the US dollar-denominated tip is measured using the discount using the exchange coupon curve (the remuneration, in US dollars, of the Reais invested in Brazil) and in the case of the BRL-denominated tip, the discount is made using Brazil's interest curve, being the future curve of the DI, considering both the credit risk of the Company and the counterparty. The exception is pre-fixed contracts x US$ where the present value at the tip denominated in US$ is measured through the discount using the LIBOR curve, disclosed by Bloomberg. The fair value of the contract is the difference between these two points. Interest rate curves were obtained from B3.
(ii)	Options (Zero Cost Collar): the fair value was calculated based on the Garman-Kohlhagen model, considering both Company’s and the counterparty credit risk. Volatility information and interest rates are observable and obtained from B3 exchange information to calculate the fair values.
(iii)	Non-deliverable forward (NDF): a projection of the future currency quote is made, using the exchange coupon curves and the future DI curve for each maturity. Next, it is verified the difference between this quotation obtained and the rate that was contracted for the operation, considering the credit risk of the Company and the counterparty. This difference is multiplied by the notional value of each contract and brought to present value by the future DI curve. Interest rate curves were obtained from B3.
(iv)	Swap US-CPI: liability cash flows are projected by the US inflation curve US-CPI, obtained by the implicit rates for inflation-linked US securities (“Treasury Protected against Inflation - TIPS”), disclosed by Bloomberg. Cash flows from the asset components are projected at the fixed rate implicit in the embedded derivative. The fair value of the embedded derivative is the difference between the two components, adjusted to present value by the curve of the exchange coupon obtained from B3.
(v)	Swap VLSFO (marine fuel): a future projection of the asset price is made, using the future price curve disclosed by Bloomberg. Next, it is verified the difference between this projection obtained and the rate that the operation was contracted, considering both of Company’s and counterpart’s credit risk. This difference is multiplied by the notional value of each contract and adjusted to present value by the LIBOR curve disclosed by Bloomberg.

The yield curves used to calculate the fair value in December 31, 2021, are as set forth below:

Interest rate curves
Term	Brazil	United States of America	Dollar coupon
1 month	9.15% p.a.	0.22% p.a.	18.07% p.a.
6 months	11.22% p.a.	0.32% p.a.	3.70% p.a.
1 year	11.79% p.a.	0.53% p.a.	2.50% p.a.
2 years	10.97% p.a.	0.92% p.a.	2.17% p.a.
3 years	10.60% p.a.	1.16% p.a.	2.18% p.a.
5 years	10.61% p.a.	1.36% p.a.	2.25% p.a.
10 years	10.71% p.a.	1.59% p.a.	2.47% p.a.

4.5.1.	Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Instruments hired with protection strategy
Operational Hedge
ZCC	4,494,125	3,212,250	(187,788)	(780,457)
NDF (R$ x US$)	30,000	80,000	(7,043)	7,948

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)	3,600,000	3,683,333	(395,675)	(1,059,192)
Swap IPCA to CDI (notional in Brazilian Reais)	843,845	843,845	249,653	285,533
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(148,583)	(114,834)
Swap CDI x Fixed (U.S.$)	2,267,057	2,267,057	(5,230,612)	(4,977,309)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(760,505)	(508,328)

Commodity Hedge
Swap US-CPI (U.S.$) (1)	590,372	646,068	28,165	354,900
Swap VLSFO (2)		37,757		15,759
			(6,452,388)	(6,775,980)

Current assets			470,261	484,043
Non-current assets			971,879	857,377
Current liabilities			(1,563,459)	(1,991,118)
Non-current liabilities			(6,331,069)	(6,126,282)
			(6,452,388)	(6,775,980)
1)	The embedded derivative refers to swap contracts for the sale of US-CPI variations within the term of the forest partnership and standing wood supply contracts.
2)	As of December 31, 2020, includes Swap Brent, whose contracts were fully settled in the subsequent period.

The current contracts and the respective protected risks are set forth below:

(i)	Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US$”). The objective is to change the debt index in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(ii)	Swap IPCA x CDI: positions in conventional swaps exchanging variation of the Amplified Consumer Price Index (“IPCA”) for DI rate. The objective is to change the debt index in Reais, in compliance with the Company's cash position in Brazilian Reais, which is also indexed to DI.
(iii)	Swap IPCA x Fixed US$: positions in conventional swaps exchanging variation of the IPCA for a fixed rate in US$. The objective is to change the debt index in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(iv)	Swap LIBOR x Fixed US$: positions in conventional swaps exchanging post-fixed rate (LIBOR) for a fixed rate in US$. The objective is to protect the cash flow from changes in the US interest rate.
(v)	Pre Fixed Swap R$ x Fixed US$: positions in conventional swaps a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(vi)	Zero-Cost Collar (“ZCC”): positions in an instrument that consists of the simultaneous combination of purchase of put options and sale of call options of US$, with the same principal and maturity value, with the objective of protecting the cash flow of exports. In this strategy, an interval is established where there is no deposit or receipt of financial margin upon expiration of options. The objective is to protect the cash flow of exports against decrease Real.
(vii)	Non Deliverable Forward (“NDF”): positions sold in futures contracts of US$ with the objective of protecting the cash flow of exports against the decrease in the Brazilian Real.
(viii)Swap Very Low Sulphur Fuel Oil (“VLSFO”) (oil): oil purchase positions, with the objective of protecting logistical costs related to ocean freight contracts, against the increase in oil prices.
(ix)	Swap US-CPI: The embedded derivative refers to sale swap contracts of variations of US-CPI within the terms of the forest partnership and standing wood supply contracts.

The variation in the fair value of derivatives for the year ended December 31, 2021 compared to the fair value measured on December 31, 2020 is explained substantially by devaluation of the Brazilian Real against the U.S. Dollar and by the settlements for the year. There were also less significant impacts caused by the variation in the Pre, Foreign Exchange Coupon and LIBOR curves in transactions.

It is important to highlight that, the outstanding agreements for the year ended December 31, 2021, are over-the-counter market, without any kind of guaranteed margin or early settlement clause forced by changes from mark to market, including possible variations caused by the pandemic of COVID-19.

4.5.2.	Fair value by maturity schedule

	December 31,	December 31,
	2021	2020
2021		(1,507,075)
2022	(1,093,198)	(918,030)
2023	(282,499)	(433,195)
2024	(759,082)	(705,859)
2025	(2,096,449)	(1,684,124)
2026 onwards	(2,221,160)	(1,527,697)
	(6,452,388)	(6,775,980)

4.5.3.	Outstanding of assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2021	2020	2021	2020
Debt hedge
Assets
Swap CDI to Fixed (U.S.$)	R$	8,594,225	8,594,225	306,663	719
Swap Pre-Fixed to U.S.$	R$	1,317,226	1,317,226	76,279	136,192
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	130,104	61,120
Swap IPCA to CDI	IPCA	1,078,706	974,102	255,422	285,533
Swap IPCA to U.S.$	IPCA	576,917	520,973
				768,468	483,564
Liabilities
Swap CDI to Fixed (U.S.$)	US$	2,267,057	2,267,057	(5,537,275)	(4,978,028)
Swap Pre-Fixed to U.S.$	US$	350,000	350,000	(836,784)	(644,520)
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	(525,779)	(1,120,312)
Swap IPCA to CDI	R$	843,845	843,845	(5,769)
Swap IPCA to U.S.$	US$	121,003	121,003	(148,583)	(114,834)
				(7,054,190)	(6,857,694)
				(6,285,722)	(6,374,130)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	4,494,125	3,212,250	(187,788)	(780,457)
NDF (R$ x U.S.$)	US$	30,000	80,000	(7,043)	7,948
				(194,831)	(772,509)
Commodity hedge
Swap US-CPI (standing wood)	US$	590,372	646,068	28,165	354,900
Swap VLSFO	US$		37,757		15,759
				28,165	370,659
				(6,452,388)	(6,775,980)

4.5.4.	Fair value settled amounts

The settled derivatives positions are set forth below:

	December 31,	December 31,
	2021	2020
Operational hedge
Zero cost collar (R$ x U.S.$)	(1,269,231)	(2,268,158)
NDF (R$ x U.S.$)	1,399	(60,815)
	(1,267,832)	(2,328,973)
Commodity hedge
Swap VLSFO/other	(54,002)	(85,468)
	(54,002)	(85,468)
Debt hedge
Swap CDI to Fixed (U.S.$)	(266,268)	(1,888,906)
Swap IPCA to CDI (Brazilian Reais)	41,651	10,601
Swap IPCA to Fixed (U.S.$)	(4,819)	10,054
Swap Pre-Fixed to U.S.$	49,562	59,351
Swap LIBOR to Fixed (U.S.$)	(419,545)	(242,299)
	(599,419)	(2,051,199)
	(1,921,253)	(4,465,640)

4.6.	Fair value hierarchy

Financial instruments are measured at fair value, which considers the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into 3 hierarchy levels:

(i)	Level 1 – Based on quoted prices (unadjusted) for identical assets or liabilities in active markets. A market is considered active if it trades frequently and sufficient volume to provide pricing information immediately and continuously, usually obtained from a commodity and stock exchange, pricing service or regulatory agency, and the prices represent actual market transactions, which occur regularly on a commercial basis;
(ii)	Level 2 - Based on prices quoted in active markets for similar assets or liabilities, prices quoted for identical or similar assets or liabilities in non-active markets, evaluation models for which inputs are observable , such as rates of interest and yield curves, credit volatilities and spreads, and market corroborated information. Assets and liabilities classified in this category are measured through discounted cash flow and interest accrual, respectively, for derivative financial instruments and marketable securities. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates; and
(iii)	Level 3 – Based on unquoted data for assets and liabilities, where the Company applies the income approach technique using the discounted cash flow model. The observable inputs used are IMA, discount rate and eucalyptus average gross sales prices.

For the year ended December 31, 2021, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 1, 2 and 3.

	December 31,
	2021
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,442,140		1,442,140
Marketable securities	637,616	7,120,713		7,758,329
	637,616	8,562,853		9,200,469

Fair value through other comprehensive income
Other investments - CelluForce			28,358	28,358
			28,358	28,358

Biological assets			12,248,732	12,248,732
			12,248,732	12,248,732
	637,616	8,562,853	12,277,090	21,477,559

Liabilities
Fair value through profit or loss
Derivative financial instruments		7,894,528		7,894,528
		7,894,528		7,894,528
		7,894,528		7,894,528

	December 31,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,341,420		1,341,420
Marketable securities	444,712	1,952,145		2,396,857
	444,712	3,293,565		3,738,277

Fair value through other comprehensive income
Other investments - CelluForce			26,338	26,338
			26,338	26,338

Biological assets			11,161,210	11,161,210
			11,161,210	11,161,210
	444,712	3,293,565	11,187,548	14,925,825

Liabilities
Fair value through profit or loss
Derivative financial instruments		8,117,400		8,117,400
		8,117,400		8,117,400
		8,117,400		8,117,400

4.7.	Risks linked to climate change and the sustainability strategy

In view of the nature of the Company's operations, there is inherent exposure to risks related to climate change.

The Company's assets, notably biological assets, which are measured at fair value (Note 13), property, plant and equipment (Note 15) and intangible assets (Note 16), may be impacted by climate changes, which were evaluated in the context of preparation of financial statements. In the year ended December 31, 2021, Management considered the main risk data and assumptions highlighted below:

(i)	possible impacts on the determination of fair value in biological assets due to: Effects of climate change, such as temperature rise, scarcity of water resources, may impact some assumptions used in accounting estimates related to the Company's biological assets, as follows:
●	losses of biological assets due to fires and impacts arising from the greater presence and resistance of pests and other forest diseases favored by the gradual increase in temperature;
●	reduction in productivity and expected growth (IMA) due to reduced availability of water resources in basins; and
●	interruption in the production chain due to adverse weather events.
(ii)	scarcity of water resources in the industry: although our units are efficient in the use of water, there are contingency plans for all units affected by possible water shortages and action plans to confront the water crisis in critical regions.
(iii)	structural changes in society and their impacts on business, such as:
●	regulatory and legal: arising from Brazilian and/or international regulatory changes that encourage the transition to a low-carbon economy and/or with greater biodiversity and that increase the risk of litigation and/or commercial restrictions related to the alleged contribution, even if indirect, for the intensification of climate change;
●	technological: arising from the emergence of improvements and innovations towards an economy with greater energy efficiency and low carbon;
●	market: arising from changes in the supply and demand of certain products and services as climate-related issues begin to be considered in decision-making; and
●	reputational: related to changing perceptions of customers and society in general regarding the positive or negative contribution of an organization to a low carbon economy.
4.7.1.	Compliance with contractual clauses related to sustainability in sustainable debt securities (Sustainability linked bonds - “SLB” e Sustainability Linked Loan – “SLL”)

As disclosed in Note 18, the Company issued debt securities with metrics of environmental, social and corporate governance - ESG related to the intensity of our emissions, intensity of capture of water resources and aspects of diversity and inclusion. The non-compliance of these targets may generate a future increase in the cost of said debts, as provided for in the respective contracts.

4.7.2.	Climate risk management

The Company has a structure dedicated to corporate risk management, including risks related to climate change, with its own methodologies, tools and processes aimed at ensuring the identification, assessment and treatment of its main risks. This structure, through its management system, allows the continuous monitoring of risks and their eventual impacts, the control of the variables involved and the definition and implementation of mitigating measures, which aim to reduce the exposures identified. The Company's assessment of the potential impacts of climate change and the transition to a low carbon economy is carried out on an ongoing basis and will continue to evolve and, when applicable, its impacts will be considered and evaluated by its management.

4.8.	Capital management

The main objective is to strengthen the Company’s capital structure, aiming to maintain an adequate financial leverage, and to mitigate risks that may affect the availability of capital in business development.

The Company monitors constantly significant indicators, such as, consolidated financial leverage, which is the ratio of total net debt to its adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).